Segment Analysis - Summary of Analysis of Non-current Assets by Geographical Location (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Geographical Areas [Line Items]
Non-current assets	£ 11,149	£ 9,883	£ 10,783
North America [member]
Disclosure Of Geographical Areas [Line Items]
Non-current assets	8,692	7,408	8,307
Europe
Disclosure Of Geographical Areas [Line Items]
Non-current assets	1,996	2,016	1,987
Rest of world [member]
Disclosure Of Geographical Areas [Line Items]
Non-current assets	£ 461	£ 459	£ 489